Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Principal Executive Officer		Named Executive Officers (1)		Value of Initial Fixed $100 Investment Based On:		Net Income	Operating Income
	Summary Compensation Table	Compensation Paid (2)	Summary Compensation Table	Compensation Paid (3)	Energy Recovery (4)	Peer Group (5)

	($)	($)	($)	($)	($)	($)	($)	($)
	(In thousands, except value of initial fixed investment which are presented in whole dollars)
2022	2,033	2,123	1,008	1,004	209.30	135.85	24,049	24,829
2021	2,007	4,671	859	1,736	219.51	155.20	14,269	13,831
2020	2,092	3,266	834	1,110	139.33	121.49	26,387	31,294

Named Executive Officers, Footnote [Text Block]	Includes average CAP of all NEOs (current and previous) excluding the Company’s PEO, who was Mr. Mao for 2022, 2021 and 2020. For fiscal years 2022 and 2021, NEOs compensation comprised of Messrs. Ballard, Clemente, Ghasripoor and Yeung. For fiscal year 2020, NEOs compensation comprised of Messrs. Ballard, Clemente and Ghasripoor, and Ms. Emily Smith.
PEO Total Compensation Amount	$ 2,033,000	$ 2,007,000	$ 2,092,000
PEO Actually Paid Compensation Amount	$ 2,123,000	4,671,000	3,266,000
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with SEC rules, the following adjustments were made to determine the CAP to our PEO during fiscal years 2022, 2021 and 2020, which consist solely of adjustments to the PEO’s equity awards:

		Deductions	Additions
Year	Summary Compensation Table	Stock Awards Granted in the Year	Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Adjustments from Amounts Presented in the Summary Compensation Table *	Total Compensation *
	($)	($)	($)	($)	($)	($)	($)
	(In thousands)
2022	2,033	(1,000)	1,218	(101)	(28)	89	2,123
2021	2,007	(1,001)	2,161	978	525	2,664	4,671
2020	2,092	(1,224)	2,430	—	(32)	1,174	3,266
*    Amounts may not total due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 1,008,000	859,000	834,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,004,000	1,736,000	1,110,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with SEC rules, the following adjustments were made to determine the CAP on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consist solely of adjustments to the non-PEO NEOs’ equity awards:

		Deductions	Additions
Year	Summary Compensation Table	Stock Awards Granted in the Year	Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Adjustments from Amounts Presented in the Summary Compensation Table *	Total Compensation *
	($)	($)	($)	($)	($)	($)	($)
	(In thousands)
2022	1,008	(444)	508	(31)	(37)	(4)	1,004
2021	859	(331)	629	388	191	877	1,736
2020	834	(337)	450	172	(9)	276	1,110
*    Amounts may not total due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph presents the relationship between CAP to the Company’s PEO and the average of all of the Company’s NEOs, excluding the Company’s PEO (current and prior), and to the cumulative TSRs of the Company and the Peer Group.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph presents the relationship between CAP to the Company’s PEO and the average of all of the Company’s NEOs, excluding the Company’s PEO (current and prior), and to the Company’s operating and net income.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph presents the relationship between CAP to the Company’s PEO and the average of all of the Company’s NEOs, excluding the Company’s PEO (current and prior), and to the cumulative TSRs of the Company and the Peer Group.

Total Shareholder Return Amount	$ 209.30	219.51	139.33
Peer Group Total Shareholder Return Amount	135.85	155.20	121.49
Net Income (Loss)	$ 24,049,000	$ 14,269,000	$ 26,387,000
Company Selected Measure Amount	24,829	13,831	31,294
PEO Name	Mr. Mao
Additional 402(v) Disclosure [Text Block]	Cumulative total shareholder return of our common stock from December 31, 2019 to December 31, 2020, 2021 and 2022, respectively. Assumes the investment of $100 in our common stock on December 31, 2019 and assumes the reinvestment of dividends, if any, although dividends have never been declared on our common stockCumulative total shareholder return of our peer group used in 2022, as discussed above under “Compensation Discussion and Analysis,” from December 31, 2019 to December 31, 2020, 2021 and 2022, respectively. Assumes the investment of $100 on December 31, 2019 and assumes the reinvestment of dividends.As described in greater detail in “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our executive officers to increase the value of our enterprise for our stockholders. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the following is an unranked list of financial performance measures the Company considers the most important in linking the compensation actually paid to our NEOs for 2022 with our performance:
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 89,000	$ 2,664,000	$ 1,174,000
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,000)	(1,001,000)	(1,224,000)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,218,000	2,161,000	2,430,000
PEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,000)	978,000	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,000)	525,000	(32,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,000)	877,000	276,000
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross margin
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating expenses
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating income
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (444,000)	(331,000)	(337,000)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	508,000	629,000	450,000
Non-PEO NEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,000)	388,000	172,000
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (37,000)	$ 191,000	$ (9,000)